Unaudited Condensed Consolidated Interim Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of cash flows [abstract]
Net cash (outflow)/inflow from operating activities	£ (126.4)	£ 72.9	£ 1,693.8
Investing activities
Acquisitions	(75.9)	(95.0)	(298.8)
Proceeds on disposal of investments and subsidiaries	136.7	469.0	849.0
Purchase of property, plant and equipment	(145.9)	(158.0)	(314.8)
Purchase of other intangible assets (including capitalised computer software)	(21.1)	(20.3)	(60.4)
Proceeds on disposal of property, plant and equipment	167.2	14.7	9.5
Net cash inflow from investing activities	61.0	210.4	184.5
Financing activities
Repayment of lease liabilities	(103.8)
Share option proceeds	0.2	0.7	1.2
Cash consideration for non-controlling interests	(9.1)	(79.8)	(109.9)
Share repurchases and buy-backs		(200.8)	(207.1)
Net (decrease)/increase in borrowings	(134.6)	67.0	(440.6)
Financing and share issue costs	(4.4)	(3.1)	(3.8)
Equity dividends paid			(747.4)
Dividends paid to non-controlling interests in subsidiary undertakings	(58.5)	(65.8)	(106.2)
Net cash outflow from financing activities	(310.2)	(281.8)	(1,613.8)
Net (decrease)/increase in cash and cash equivalents	(375.6)	1.5	264.5
Translation of cash and cash equivalents	11.7	(78.1)	(61.5)
Cash and cash equivalents at beginning of period	2,201.2	1,998.2	1,998.2
Cash and cash equivalents at end of period	£ 1,837.3	£ 1,921.6	£ 2,201.2